Property and equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property and equipment, net
Total cost	$ 9,157	$ 8,917
Less: Accumulated depreciation	(7,512)	(6,918)
Less: Accumulated impairment losses	(1,206)
Exchange differences	(198)	(68)
Property and equipment, net	241	1,931
Office equipment
Property and equipment, net
Total cost	5,065	5,035
Leasehold improvements
Property and equipment, net
Total cost	2,585	2,542
Furniture and fixtures
Property and equipment, net
Total cost	1,494	1,327
Motor vehicles
Property and equipment, net
Total cost	$ 13	$ 13